Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (61,798)	$ (43,815)	$ (22,563)
Adjustments required to reconcile net loss to net cash used in operating activities:
Share-based compensation	18,806	24,781	16,245
Amortization of intangible assets	1,768
Depreciation	524	208	53
Impairment of property and equipment	214
Deferred income taxes	(116)
Amortization of premium on marketable securities	(216)
Changes in operating assets and liabilities, net of effects of businesses acquired:
Accounts receivable	(40)
Prepaid expenses and other current assets	1,724	(4,478)	(1,564)
Related party prepaid expenses			1,081
Other non-current assets	(374)	(522)	(139)
Accounts payable	1,721	(103)	393
Operating lease assets and liabilities	23	83
Accrued expenses and other liabilities	(719)	2,359	970
Deferred revenue	179
Other long-term liabilities	233
Net cash used in operating activities	(38,071)	(21,487)	(5,524)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for business combinations, net of cash and restricted cash acquired	(2,859)
Investment in marketable securities	(90,303)
Purchase of property and equipment	(23,158)	(13,937)	(125)
Net cash used in investing activities	(116,320)	(13,937)	(125)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long term loan	3,796
Proceeds from issuance of ordinary shares and warrants, net of issuance costs		71,013	14,038
Proceeds from initial public offering of ordinary shares, net of issuance costs		169,348
Proceeds from issuance of ordinary shares upon exercise of warrants	267	630	162
Issuance of ordinary shares to employees and non-employees upon exercise of options	3,316
Deferred offering costs			(339)
Net cash provided by financing activities	7,379	240,991	13,861
NET CHANGE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(147,012)	205,567	8,212
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE YEAR	213,784	8,217	5
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE YEAR	66,772	213,784	8,217
SUPPLEMENTARY INFORMATION ON ACTIVITIES NOT INVOLVING CASH FLOWS:
Unpaid offering costs			858
issuance of ordinary shares to investor upon exercise of warrants		200
Fair value of ordinary shares issued as consideration for purchase of assets	1,500
Fair value of ordinary shares issued as consideration for business combinations	100,010
Fair value of contingent consideration assumed in business combinations	47,194
Fair value of contingent consideration assumed in purchase of assets	1,091
Right-of-use assets obtained in exchange for new operating lease liabilities	194	1,085	548
Additional consideration with respect to an assets purchase agreement			10,276
Conversion of related party liability to shareholders’ equity		$ 17,748